Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
A C Inst P Shares | Guggenheim World Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim World Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim World Equity Income Fund (the “Fund”) seeks to provide total return, comprised of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 184 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 118 of the Fund’s prospectus and the “How to Purchase Shares” section on page 87 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts. These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 184 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 118 of the Fund’s prospectus and the “How to Purchase Shares” section on page 87 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in higher dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded or dealt in any one country, region or geographic area and it may invest in a number of countries throughout the world, including emerging markets.While the Fund tends to focus its investments in equity securities of large- and mid-capitalization companies, it can also invest in equity securities of companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants and rights. The Fund invests in securities denominated in a wide variety of currencies.The Fund may invest in a variety of investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds to manage its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers.Typically, although the Fund does not usually hold a significant portion of its assets in derivatives, the Fund invests in derivatives, which may consist of forwards, options, swaps and futures contracts (some of these instruments may be traded in the over-the-counter market) in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly, or it believes that it is more appropriate to use derivatives to obtain the desired exposure to the underlying assets. Further, the Fund may seek to reduce the Fund's foreign currency exposure associated with its foreign investments by engaging in transactions and derivatives designed to hedge against adverse movements in foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, and options. At times, the Fund engages in extensive foreign currency hedging transactions.Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), will actively manage the Fund’s portfolio while utilizing quantitative analysis to forecast risk. The Investment Manager’s goal will be to construct a well diversified portfolio comprised of securities that collectively have the ability to provide dividend yields in excess of the Fund’s benchmark, the MSCI World Index (Net) (“MSCI Index”) and typically a lower historic volatility. In selecting investments, the Investment Manager will consider the dividend yield potential of each security, the historic volatility of each security, the correlation between securities, trading liquidity and market capitalization, among other factors or security characteristics. The Investment Manager also may consider transaction costs and overall exposures to countries, sectors and stocks. While the portfolio may be comprised of a large portion of securities that are included within the MSCI Index, a broad-based index that captures large- and mid-cap representations across a large number of developed markets countries globally, the Fund may also invest in securities that are not included in the MSCI Index. The Investment Manager may determine to sell a security for several reasons including the following: (1) better investment opportunities are available; (2) to meet redemption requests; (3) to close-out or unwind derivatives transactions; (4) to realize gains; or (5) if market conditions change.The Fund may invest in a limited number of sectors or industries, including the technology, consumer staples and financial sectors.Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterJune 30, 202016.67%Lowest QuarterMarch 31, 2020-23.39%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.
A C Inst P Shares | Guggenheim World Equity Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
A C Inst P Shares | Guggenheim World Equity Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
A C Inst P Shares | Guggenheim World Equity Income Fund | Capitalization Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Capitalization Securities Risk—The Fund may have significant exposure to securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range may underperform other segments of the equity market or the equity market as a whole.
A C Inst P Shares | Guggenheim World Equity Income Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
A C Inst P Shares | Guggenheim World Equity Income Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.
A C Inst P Shares | Guggenheim World Equity Income Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services or an actual or perceived change in financial condition or reputation. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the value, price volatility and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
A C Inst P Shares | Guggenheim World Equity Income Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. The Fund's foreign currency hedging transactions and techniques may not be effective and, in certain cases, may adversely affect the Fund. In addition, the Fund’s ability to engage in these transactions and techniques may be limited under certain circumstances.
A C Inst P Shares | Guggenheim World Equity Income Fund | Depositary Receipt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
A C Inst P Shares | Guggenheim World Equity Income Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.
A C Inst P Shares | Guggenheim World Equity Income Fund | Futures Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.
A C Inst P Shares | Guggenheim World Equity Income Fund | Dividend Paying Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend-Paying Stock Risk—As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.
A C Inst P Shares | Guggenheim World Equity Income Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of the risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed. Furthermore, investments in or exposure to emerging markets are generally subject to risks in addition to the risks associated with investing in foreign securities, including the risks associated with trading in smaller markets, lower volumes of trading, limited information about issuers and securities, being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements, and being subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events.
A C Inst P Shares | Guggenheim World Equity Income Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed-income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
A C Inst P Shares | Guggenheim World Equity Income Fund | Foreign Securities and Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
A C Inst P Shares | Guggenheim World Equity Income Fund | Geographic Focus Risk Asia [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk. Because the Fund, from time to time, focuses its investments in different geographic regions, the Fund’s performance may be particularly susceptible to adverse social, political, natural and man-made catastrophic and economic conditions or events within such regions. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified fund.
A C Inst P Shares | Guggenheim World Equity Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk—Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns and performance may be adversely affected by changing interest rates. Changes in monetary policy may exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
A C Inst P Shares | Guggenheim World Equity Income Fund | Investment in Investment Vehicles Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.
A C Inst P Shares | Guggenheim World Equity Income Fund | Liquidity and Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks. Liquidity and valuation risks are heightened in a changing interest rate or volatile environment, particularly for fixed-income and other debt instruments.
A C Inst P Shares | Guggenheim World Equity Income Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
A C Inst P Shares | Guggenheim World Equity Income Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund's investments may perform poorly or underperform the general securities markets or other types of securities.
A C Inst P Shares | Guggenheim World Equity Income Fund | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
A C Inst P Shares | Guggenheim World Equity Income Fund | Regulatory and Legal Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
A C Inst P Shares | Guggenheim World Equity Income Fund | Sector Emphasis Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk—If the Fund invests a significant amount of its assets in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of the sector and there is increased risk that the Fund will lose value if conditions adversely affect that sector. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations as a result of changes in economic, public health or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other sectors. To the extent the Fund is heavily invested in a particular sector, the Fund’s share price may be more volatile than the value of shares of a mutual fund that invests in a broader range of sectors.
A C Inst P Shares | Guggenheim World Equity Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 591
3 Years	rr_ExpenseExampleYear03	898
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	$ 2,155
2014	rr_AnnualReturn2014	4.62%
2015	rr_AnnualReturn2015	(0.98%)
2016	rr_AnnualReturn2016	9.75%
2017	rr_AnnualReturn2017	14.70%
2018	rr_AnnualReturn2018	(8.69%)
2019	rr_AnnualReturn2019	21.01%
2020	rr_AnnualReturn2020	6.14%
2021	rr_AnnualReturn2021	21.33%
2022	rr_AnnualReturn2022	(9.28%)
2023	rr_AnnualReturn2023	12.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
A C Inst P Shares | Guggenheim World Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	1,177
10 Years	rr_ExpenseExampleYear10	2,561
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,561
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
A C Inst P Shares | Guggenheim World Equity Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	652
10 Years	rr_ExpenseExampleYear10	$ 1,474
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	9.94%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
A C Inst P Shares | Guggenheim World Equity Income Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	$ 2,006
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
A C Inst P Shares | Guggenheim World Equity Income Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	4.17%
A C Inst P Shares | Guggenheim World Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	3.96%
A C Inst P Shares | Guggenheim World Equity Income Fund | MSCI World Index (Net)(reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.79%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.80%	[6]
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnYear10	8.60%	[6],[7]

[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2025 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.22%, Class C-1.97%, Institutional Class-0.97%, and Class P-1.22%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	The Investment Manager must waive certain fees and/or reimburse certain expenses associated with the Fund’s service arrangements through February 1, 2025. The undertaking will expire when it reaches its term, or when the Investment Manager or the Fund administrator ceases to serve as such.
[4]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[5]	Performance reflects return since inception of Class P shares.
[6]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[7]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.